Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
BASIS OF PRESENTATION
Cash and cash equivalents	$ 1,019	$ 1,577	$ 1,637	$ 4,054
Restricted cash - pledged deposits for performance bonds	3,750	3,732	3,668	3,668
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 4,769	$ 5,309	$ 5,305	$ 7,722